Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 5,155,330	$ 3,721,439
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,408,372	2,355,942
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	40,365	1,240,713
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	48,905	478,333
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,193,745	(247,444)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,280	(104,550)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	265,736	482,156
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(34,774)	(47,993)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	892,115	554,727
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,746,958	1,365,497
Long [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,892,636	2,708,732
Long [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,416,176	2,111,760
Long [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	125,805	10,310
Long [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value
Long [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,658,089	814,802
Long [Member] | Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,130
Long [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	750,102	407,419
Long [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	547	171,009
Long [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,876,503	708,220
Long [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	476,460	596,972
Long [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,235,281)	(2,940,295)
Long [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,974,375)	(1,475,683)
Long [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,214)	(38,400)
Long [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,980)
Long [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(432,542)	(1,061,321)
Long [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,850)
Long [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(772,637)	(44,788)
Long [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(87,991)	(109,903)
Long [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(665,161)	(221,271)
Long [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,260,906)	(1,464,612)
Short [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,930,505	5,889,139
Short [Member] | Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	871,263	2,758,835
Short [Member] | Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	23,840	1,633,223
Short [Member] | Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	122,923	487,520
Short [Member] | Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	104
Short [Member] | Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	545,558	543,624
Short [Member] | Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	156,789	100
Short [Member] | Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	22,049	94,368
Short [Member] | Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,059,242	3,130,304
Short [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,432,530)	(1,936,137)
Short [Member] | Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(904,692)	(1,038,970)
Short [Member] | Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(99,066)	(364,420)
Short [Member] | Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(71,038)	(9,187)
Short [Member] | Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(31,906)	(925)
Short [Member] | Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(104,550)
Short [Member] | Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(257,287)	(424,099)
Short [Member] | Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(104,119)	(109,199)
Short [Member] | Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(341,276)	(26,590)
Short [Member] | Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(527,838)	(897,167)
Millburn Multi-Markets Trading L.P. [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 5,155,330	$ 3,721,439